Accounting changes	12 Months Ended
Dec. 31, 2012
Accounting changes

2    Accounting changes

Fair value measurement and disclosure

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amended guidance on fair value measurement which updates some of the measurement guidance and includes enhanced disclosure requirements. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption did not impact the results of operations or financial position but resulted in increased note disclosure (see Note 19).

Other comprehensive income

In June 2011, the FASB issued an accounting standard update on the Presentation of Comprehensive Income, which eliminates the current option to report other comprehensive income and its components in the Consolidated Statement of Changes in Shareholders’ Equity. The Company has elected to present items of net income and other comprehensive income in two separate, but consecutive, statements as opposed to one continuous statement. With FASB’s deferral of certain aspects of this accounting standard update in December 2011 and as the new guidance does not change those components that are recognized in net income or those components that are recognized in other comprehensive income, adoption did not impact the results of operations, financial position, or financial statement presentation included in these financial statements.

Intangibles – goodwill and other

In September 2011, the FASB issued amended guidance on the testing of goodwill for impairment. The amendments allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. For 2012, the Company has not elected this option for the test of goodwill for impairment. As it does not change how a goodwill impairment loss is measured, the adoption of the guidance would not impact the results of operations or financial position included in these financial statements.